CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 840,228	$ 3,577,359	$ 3,337,050
Prepaid expenses	42,500	420,828	840,706
Total current assets	882,728	3,998,187	4,177,756
Marketable securities held in Trust Account	515,933,705	506,140,080	500,125,470
TOTAL ASSETS	516,816,433	510,138,267	504,719,054
Current liabilities
Accrued expenses	375,437	303,257	295,258
Income taxes payable	1,233,506	1,180,272	2,416
Total current liabilities	1,608,943	1,483,529	310,444
Deferred tax liability		294,084
Deferred legal fee	92,441	118,715	92,441
Deferred underwriting fee payable	17,500,000	17,500,000	17,500,000
Total liabilities	19,201,384	19,396,328	17,902,885
Commitments and contingencies
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Additional paid-in capital	0	0	0
Accumulated deficit	(14,781,241)	(13,804,143)	(13,185,226)
Total Stockholders' Deficit	(14,779,846)	(13,802,748)	(13,183,831)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	516,816,433	510,138,267	504,719,054
Class A Common Stock
Stockholders' Deficit
Common stock	145	145	145
Class A Common Stock Subject to Possible Redemption
Current liabilities
Class A common stock subject to possible redemption, 50,000,000 shares at redemption value of approximately $10.25 and $10.09 as of June 30, 2023 and December 31, 2022, respectively	512,394,895	504,544,687	500,000,000
Class B Common Stock
Stockholders' Deficit
Common stock	$ 1,250	$ 1,250	$ 1,250